Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated April 10, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2005

Disclosure Relating to All Funds

The section of the Prospectus captioned “How Fund Shares Are Priced” is revised to read, in its entirety, as follows:

The net asset value per share (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of foreign securities, and other Funds may do the same depending upon the extent of foreign securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The subsection captioned “Regulatory and Litigation Matters” in the section titled “Management of the Funds” is revised to read, in its entirety, as follows:

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding (the “Maryland MDL”) in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut (the “Connecticut Action”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”), against AGIFM, PEA and AGID based on the same circumstances as those cited in the 2004 settlements with the SEC and NJAG involving alleged market timing activities referenced above. This action, which seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees, has been transferred to and consolidated with the Maryland MDL.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or AGI, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the NJ Settlement under Section 9(a), AGIFM, PEA, AGID, AGI and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the NJ Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in court injunction against AGIFM, PEA or AGID, then AGI, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, though there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s, PEA’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Funds.

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. The Funds may engage in short sales where they do not own or have the immediate right to acquire the security sold short at no additional cost (sometimes referred to as a “naked short”), which involve heightened risks. For these purposes, a short sale will not be considered to be “naked” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated April 10, 2006

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2005

The section of the Prospectus captioned “How Fund Shares Are Priced” is revised to read, in its entirety, as follows:

The net asset value per share (“NAV”) of the Fund’s Class A, Class B and Class C shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Fund’s investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Fund’s investments will be valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

The Fund may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of foreign securities, and other Allianz Funds may do the same depending upon the extent of foreign securities held in their portfolios. The Fund’s use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of the Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The subsection captioned “Regulatory and Litigation Matters” in the section titled “Management of the Fund” is revised to read, in its entirety, as follows:

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Fund and other affiliated investment companies, the Fund’s sub-adviser, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding (the “Maryland MDL”) in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut (the “Connecticut Action”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”), against AGIFM, PEA and AGID based on the same circumstances as those cited in the 2004 settlements with the SEC and NJAG involving alleged market timing activities referenced above. This action, which seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees, has been transferred to and consolidated with the Maryland MDL.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or AGI, they and their affiliates (including the Fund’s sub-adviser) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the SEC concerning the status of the NJ Settlement under Section 9(a), AGIFM, PEA, AGID, AGI and certain of their affiliates (including the Fund’s sub-adviser) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the NJ Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in court injunction against AGIFM, PEA or AGID, then AGI, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, though there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on AGIFM’s, PEA’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect on the Fund or on the ability of AGIFM, AGID or the sub-adviser to perform their respective contracts with respect to the Fund.

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

The Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When the Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. The Fund may only enter into short selling transactions if the security sold short is held in the Fund’s portfolio or if the Fund has the right to acquire the security without the payment of further consideration. The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated April 10, 2006

to the Prospectus for R Shares of Allianz Stock Funds

Dated November 1, 2005

Disclosure Relating to All Funds

The section of the Prospectus captioned “How Fund Share Are Priced” is revised to read, in its entirety, as follows:

The net asset value per share (“NAV”) of a Fund’s R Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of foreign securities, and other Funds may do the same depending upon the extent of foreign securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. In particular, calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The subsection captioned “Regulatory and Litigation Matters” in the section titled “Management of the Funds” is revised to read, in its entirety, as follows:

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding (the “Maryland MDL”) in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut (the “Connecticut Action”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”), against AGIFM, PEA and AGID based on the same circumstances as those cited in the 2004 settlements with the SEC and NJAG involving alleged market timing activities referenced above. This action, which seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees, has been transferred to and consolidated with the Maryland MDL.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or AGI, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the NJ Settlement under Section 9(a), AGIFM, PEA, AGID, AGI and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the NJ Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in court injunction against AGIFM, PEA or AGID, then AGI, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, though there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s, PEA’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Funds.

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

Each Fund may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. The NACM Global Fund may engage in short sales where it does not own or have the immediate right to acquire the security sold short at no additional cost (sometimes referred to as a “naked short”), which involve heightened risks. The other Funds may not engage in naked shorts. For these purposes, a short sale will not be considered to be “naked” if the Fund holds or has the right to acquire securities which, without the payment of further consideration, are convertible or exchangeable for the securities sold short. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Disclosure Relating to the NFJ Dividend Value Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that E. Clifton Hoover is the lead portfolio manager for the Fund.

Disclosure Relating to the NFJ Small-Cap Value Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Paul A. Magnuson is the lead portfolio manager for the Fund.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated April 10, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2005

Disclosure Relating to All Funds

The section of the Prospectus captioned “How Fund Shares Are Priced” is revised to read, in its entirety, as follows:

The net asset value per share (“NAV”) of a Fund’s Institutional and Administrative Class shares is determined by dividing the total value of the Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”). In unusual circumstances, the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

For purposes of calculating NAV, the Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Please see “Net Asset Value” in the Statement of Additional Information. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time. The Trust’s global and international Funds are currently utilizing modeling tools provided by third-party vendors to determine fair values of foreign securities, and other Funds may do the same depending upon the extent of foreign securities held in their portfolios. The Funds’ use of fair value pricing may help deter “stale price arbitrage,” as discussed below under “Abusive Trading Practices.”

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. In particular, calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The subsection captioned “Regulatory and Litigation Matters” in the section titled “Management of the Funds” is revised to read, in its entirety, as follows:

In September 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”) settled a regulatory action with the SEC that alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund, the PEA Innovation Fund and the PEA Target Fund. PEA, AGID and Allianz Global Investors of America L.P. (“AGI”) reached a settlement (the “NJ Settlement”) relating to the same subject matter with the Attorney General of the State of New Jersey (“NJAG”) in June 2004. AGI, AGIFM, PEA and AGID paid a total of $68 million to the SEC and New Jersey to settle the claims related to market timing. Also in September 2004, AGIFM, PEA and AGID settled separate regulatory actions with the SEC and the Attorney General of the State of California related to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares, pursuant to which they paid a total of $20.6 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements.

Since February 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, various Funds and other affiliated investment companies, the Funds’ sub-advisers, the Trust and certain current and former Trustees of the Trust have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding (the “Maryland MDL”) in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut (the “Connecticut Action”). The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution and waiver of or return of certain sales charges paid by Fund shareholders.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”), against AGIFM, PEA and AGID based on the same circumstances as those cited in the 2004 settlements with the SEC and NJAG involving alleged market timing activities referenced above. This action, which seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees, has been transferred to and consolidated with the Maryland MDL.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or AGI, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the NJ Settlement under Section 9(a), AGIFM, PEA, AGID, AGI and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the NJ Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in court injunction against AGIFM, PEA or AGID, then AGI, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, though there is no assurance that such exemptive relief would be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, AGIFM, PEA and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on AGIFM’s, PEA’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

The foregoing speaks only as of the date of this Supplement. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect on the Funds or on the ability of AGIFM, AGID or the sub-advisers to perform their respective contracts with respect to the Funds.

The subsection captioned “Short Sales” in the section titled “Characteristics and Risks of Securities and Investment Techniques” is revised to read, in its entirety, as follows:

The Funds may engage in short sales for investment and risk management purposes. Short sales are transactions in which a Fund sells a security or other instrument (such as an option, forward, future or other derivative contract) that it does not own. When a Fund engages in a short sale on a security, it must borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a particular security and be obligated to repay the lender of the security any dividend or interest that accrue on the security during the period of the loan. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. The Funds may only enter into short selling transactions if the security sold short is held in the Fund’s portfolio or if the Fund has the right to acquire the security without the payment of further consideration. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Disclosure Relating to the CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 9.42%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	9.42%	-0.53%	10.51%	12.26%
Institutional Class – After Taxes on Distributions	9.36%	-0.58%	8.28%	10.21%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	6.13%	-0.47%	8.19%	9.96%
Administrative Class	9.14%	-0.72%	10.27%	12.01%
S&P 500 Index	4.91%	0.54%	9.07%	10.82%
Lipper Multi-Cap Growth Funds Average	8.97%	-2.70%	7.88%	11.10%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the CCM Emerging Companies Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 7.25%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	7.25%	11.58%	13.33%	14.86%
Institutional Class – After Taxes on Distributions	5.84%	9.29%	11.13%	13.02%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	6.20%	9.08%	10.77%	12.55%
Administrative Class	6.96%	11.30%	13.05%	14.58%
Russell 2000 Growth Index	4.15%	2.28%	4.68%	6.77%
Lipper Small-Cap Growth Funds Average	5.66%	1.40%	8.09%	9.30%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 4.56%, 8.23%, 9.26% and 10.31%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the CCM Focused Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 13.30%.

Highest and Lowest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 25.24% in the 4th Quarter of 1999.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	13.30%	-3.73%	-0.26%
Institutional Class – After Taxes on Distributions	13.30%	-3.74%	-0.92%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	8.64%	-3.14%	-0.54%
Administrative Class	13.03%	-3.96%	-0.50%
Russell 1000 Growth Index	5.27%	-3.58%	-3.62%
Lipper Multi-Cap Growth	8.97%	-2.70%	0.12%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 were 4.91%, 0.54% and 0.59%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 13.15%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	13.15%	2.57%	11.40%	12.81%
Institutional Class – After Taxes on Distributions	13.15%	2.50%	9.33%	11.20%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	8.55%	2.15%	8.85%	10.63%
Administrative Class	12.89%	2.28%	11.12%	12.53%
Russell Mid-Cap Growth Index	12.10%	1.38%	9.27%	10.72%
Lipper Mid-Cap Growth Funds Average	9.93%	-0.34%	8.07%	9.81%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell Mid-Cap Index were 12.65%, 8.45%, 12.49% and 13.50%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 11.86%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	11.86%	12.29%	12.39%
Institutional Class – After Taxes on Distributions	10.26%	10.64%	10.56%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	7.91%	9.85%	9.80%
Administrative Class	11.64%	12.02%	12.11%
Russell 1000 Value Index	7.05%	5.28%	6.03%
Lipper Equity Income Funds Average	5.77%	3.61%	4.99%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were 4.91%, 0.54% and -1.06%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that E. Clifton Hoover is the lead portfolio manager for the Fund.

Disclosure Relating to the NFJ International Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to indicate that prior Institutional and Administrative Class performance for periods in which the Fund paid lower or no advisory fees and administrative fees has been adjusted downward to reflect the advisory fees and administrative fees currently paid by Institutional and Administrative Class shares. The section if further revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 19.15%.

Highest and Lowest Quarter Returns

The Highest Quarter Return information is revised to reflect a return of 23.79% in the 4th Quarter of 2003.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	19.15%	34.84%
Institutional Class – After Taxes on Distributions	18.48%	31.14%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	12.58%	28.50%
Administrative Class	18.87%	34.52%
MSCI AC World Index ex USA	17.11%	28.61%
Lipper International Multi-Cap Value Funds Average	13.97%	27.05%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 10.21%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	10.21%	11.26%	11.53%
Institutional Class – After Taxes on Distributions	8.82%	10.19%	10.16%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	6.85%	9.25%	9.27%
Administrative Class	9.95%	11.00%	11.26%
Russell Top 200 Value Index	4.58%	2.35%	2.77%
Lipper Large-Cap Value Funds Average	5.74%	3.14%	4.18%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 10.77%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	10.77%	17.07%	14.64%	14.40%
Institutional Class – After Taxes on Distributions	8.65%	16.07%	12.96%	12.43%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	8.57%	14.72%	12.13%	11.78%
Administrative Class	10.47%	16.52%	14.23%	14.03%
Russell 2000 Value Index	4.70%	13.55%	13.08%	14.62%
Lipper Small-Cap Value Funds Average	6.09%	13.59%	12.56%	13.25%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 4.55%, 8.22%, 9.26% and 11.22%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that Paul A. Magnuson is the lead portfolio manager for the Fund.

Disclosure Relating to the OCC Renaissance Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to -3.25%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	-3.25%	9.68%	16.55%	14.26%
Institutional Class – After Taxes on Distributions	-5.59%	8.29%	12.96%	11.46%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	1.01%	7.83%	12.46%	11.09%
Administrative Class	-3.51%	9.50%	16.34%	14.01%
Russell Mid-Cap Value Index	12.64%	12.20%	13.65%	14.12%
Lipper Mid-Cap Value Funds Average	9.20%	11.38%	12.16%	12.20%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 3.12%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	3.12%	8.81%	13.30%	13.87%
Institutional Class – After Taxes on Distributions	0.22%	6.64%	10.30%	10.69%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	4.17%	6.45%	9.95%	10.38%
Administrative Class	2.86%	8.51%	13.00%	13.57%
Russell 1000 Value Index	7.05%	5.28%	10.94%	12.42%
Lipper Large-Cap Value Funds Average	5.74%	3.14%	8.67%	10.36%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the PEA Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 4.21%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	4.21%	-2.68%	10.89%	12.63%
Institutional Class – After Taxes on Distributions	3.85%	-2.97%	5.91%	7.91%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	2.72%	-2.41%	6.45%	8.24%
Administrative Class	3.94%	-2.96%	10.59%	12.33%
S&P 500 Index	4.91%	0.54%	9.07%	11.40%
Lipper Large-Cap Core Funds Average	4.90%	-0.93%	7.60%	9.74%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the PEA Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 6.01%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	6.01%	-5.82%	6.37%	12.23%
Institutional Class – After Taxes on Distributions	6.01%	-5.85%	4.67%	9.98%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.91%	-4.86%	4.97%	9.93%
Administrative Class	5.76%	-6.07%	6.07%	11.93%
Russell 1000 Growth Index	5.27%	-3.58%	6.73%	11.59%
Lipper Large-Cap Growth Funds Average	6.19%	-3.97%	6.69%	10.47%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 4.91%, 0.54%, 9.07% and 12.82%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the PEA Opportunity Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 5.38%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	5.38%	2.35%	5.94%	14.15%
Institutional Class – After Taxes on Distributions	5.38%	2.35%	3.33%	11.41%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.50%	2.01%	3.76%	11.33%
Administrative Class	5.12%	2.11%	5.73%	13.89%
Russell 2000 Growth Index	4.15%	2.28%	4.68%	7.76%
Lipper Small-Cap Growth Funds Average	5.66%	1.40%	8.09%	10.46%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the PEA Target Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 5.64%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Institutional Class – Before Taxes	5.64%	-3.34%	10.14%	12.46%
Institutional Class – After Taxes on Distributions	5.64%	-3.34%	7.83%	10.27%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.66%	-2.81%	7.54%	9.84%
Administrative Class	5.38%	-3.55%	9.98%	12.27%
Russell Mid-Cap Growth Index	12.10%	1.38%	9.27%	10.20%
Lipper Mid-Cap Growth Funds Average	9.93%	-0.34%	8.07%	9.39%

The footnotes to the Average Annual Total Returns table remain unchanged.